Acquisitions	9 Months Ended
Sep. 30, 2015
Acquisitions
Acquisitions

3. Acquisitions

On March 4, 2015, Landmark Infrastructure Operating Company LLC (“OpCo”), a wholly-owned subsidiary of the Partnership, completed its acquisition of 81 tenant sites and related real property interests, consisting of 41 wireless communication, 39 outdoor advertising and one renewable power generation sites, from Landmark Infrastructure Holding Company LLC (“HoldCo”), a wholly-owned subsidiary of Landmark, in exchange for cash consideration of $25.2 million (the “First Quarter Acquisition”). The purchase price was funded with $24.0 million of borrowings under the Partnership’s existing credit facility and available cash.

On April 8, 2015, OpCo completed an acquisition of 73 tenant sites and related real property interests, consisting of 45 wireless communication and 28 outdoor advertising sites, from HoldCo in exchange for cash consideration of $22.1 million (the “Second Quarter Acquisition”). The purchase price was funded with $21.5 million of borrowings under the Partnership’s existing credit facility and available cash.

On July 21, 2015, Opco completed an acquisition of 100 tenant sites and related real property interests, consisting of 81 wireless communication, 16 outdoor advertising and 3 renewable power generation sites, from HoldCo, in exchange for cash consideration of $35.7 million. The purchase price was funded with $35.5 million of borrowings under the Partnership’s existing credit facility and available cash.

On August 18, 2015, Opco completed an acquisition of an entity owning 193 tenant sites and related real property interests, consisting of 135 wireless communication, 57 outdoor advertising and one renewable power generation sites, from Landmark Dividend Growth Fund-E LLC (“Fund E”), an affiliate of Landmark, in exchange for (i) 1,998,852 Common Units, valued at approximately $31.5 million, which was subsequently distributed to Fund E’s respective members, including 171,737 Common Units to Landmark, as part of the fund’s liquidation, and (ii) cash consideration of approximately $34.9 million, of which $29.2 million was used to repay Fund E’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.

On September 21, 2015, Opco completed an acquisition of 65 tenant sites and related real property interests, consisting of 50 wireless communication, 13 outdoor advertising and 2 renewable power generation sites, from HoldCo, in exchange for cash consideration of $20.3 million. The purchase price was funded with $20.0 million of borrowings under the Partnership’s existing credit facility and available cash. The July 21, 2015, August 18, 2015 and September 21, 2015 acquisitions described in this Note 3 are collectively referred to as the “Third Quarter Acquisitions.”

On November 19, 2015, the Partnership completed an acquisition of an entity owning 72 tenant sites and related real property interests, consisting of 67 wireless communication and 5 outdoor advertising sites, from Fund C in exchange for (i) 847,260 Common Units, valued at approximately $13.0 million, which was subsequently distributed to Fund C’s respective members, including 123,405 Common Units to Landmark and affiliates, valued at approximately $1.9 million, as part of the fund’s liquidation, and (ii) cash consideration of approximately $17.3 million, of which $15.1 million was used to repay Fund C’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.

On November 19, 2015, the Partnership completed an acquisition of 136 tenant sites and related real property interests, consisting of 99 wireless communication and 37 outdoor advertising sites, from Fund F in exchange for (i) 1,266,317 Common Units, valued at approximately $19.5 million, which was subsequently distributed to Fund F’s respective members, including 217,133 Common Units to Landmark and affiliates, valued at approximately $3.3 million, as part of the fund’s liquidation and (ii) cash consideration of approximately $25.0 million, of which $24.5 million was used to repay Fund F’s secured indebtedness and was funded with borrowings under the Partnership’s revolving credit facility.

The assets acquired and liabilities assumed are recorded at the historical cost of Landmark, as the Acquisitions from Landmark are deemed to be transactions between entities under common control with the statements of operations of the Partnership adjusted retroactively as if the Acquisitions occurred on the earliest date during which the Acquired Assets were under common control. The Partnership’s historical financial statements have been retroactively adjusted to reflect the results of operations, financial position, and cash flows of acquisitions prior to September 30, 2015 as if we owned the Acquired Assets as of the date acquired by Landmark for all periods presented. Similarly, prior period information will be retroactively adjusted by the Partnership for the Acquired Funds. The tables below present the results of operations, financial position and cash flows reflecting the effect of the Fund C and Fund F on pre-acquisition periods.

The Partnership (As Previously Reported November 5, 2015) column refers to periods previously filed within the Partnerships’ Form 10-Q as filed on November 5, 2015. The pre-acquisition results of the Fund C Acquisition and the pre-acquisition results of the Fund F Acquisition include the adjustments to reflect the combined results of operations, financial position, and cash flows of the Fund C Acquisition and Fund F Acquisition prior to the acquisition date for the periods under common control. Partnership (As Previously Reported December 2, 2015) column refers to the previously retroactively adjusted results of the operations, financial position, and cash flows in Exhibit 99.3, Audited Consolidated and Combined Financial Statements of Landmark Infrastructure Partners LP included on the Partnership’s Form 8-K, filed with the SEC on December 2, 2015.

Statement of operations for the nine months ended September 30, 2015:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	November 5, 2015)	Acquisition	Acquisition	(As Currently Reported)
Revenue
Rental revenue	$16,300,304	$1,366,183	$1,967,879	$19,634,366
Interest income on receivables	605,180	—	—	605,180
Total revenue	16,905,484	1,366,183	1,967,879	20,239,546
Expenses
Management fees to affiliate	91,650	29,159	89,100	209,909
Property operating	19,459	—	—	19,459
General and administrative	2,107,354	—	—	2,107,354
Acquisition-related	2,958,276	—	—	2,958,276
Amortization	4,176,426	334,059	421,185	4,931,670
Impairments	3,578,744	—	—	3,578,744
Total expenses	12,931,909	363,218	510,285	13,805,412
Other income and expenses
Interest expense	(4,495,384)	(612,631)	(962,311)	(6,070,326)
Loss on early extinguishment of debt	(902,625)	—	—	(902,625)
Unrealized loss on derivatives	(1,909,817)	(86,866)	(26,889)	(2,023,572)
Realized gain on sale	82,026	—	—	82,026
Other income and expenses	(7,225,800)	(699,497)	(989,200)	(8,914,497)
Net income (loss)	$(3,252,225)	$303,468	$468,394	$(2,480,363)
Less: Net income attributable to Predecessor	(1,198,734)	303,468	468,394	(426,872)
Net loss attributable to partners	$(2,053,491)	$—	$—	$(2,053,491)

Statement of operations for the nine months ended September 30, 2014:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	November 5, 2015)	Acquisition	Acquisition	(As Currently Reported)
Revenue
Rental revenue	$12,860,421	$1,255,033	$1,586,709	$15,702,163
Interest income on receivables	522,994	—	—	522,994
Total revenue	13,383,415	1,255,033	1,586,709	16,225,157
Expenses
Management fees to affiliate	406,302	28,272	75,129	509,703
Property operating	21,805	—	—	21,805
General and administrative	579,628	—	—	579,628
Acquisition-related	106,484	—	131,901	238,385
Amortization	3,294,849	321,360	357,495	3,973,704
Impairments	8,450	—	—	8,450
Total expenses	4,417,518	349,632	564,525	5,331,675
Other income and expenses
Interest expense	(4,378,694)	(568,198)	(555,879)	(5,502,771)
Unrealized loss on derivatives	(6,393)	—	—	(6,393)
Other income and expenses	(4,385,087)	(568,198)	(555,879)	(5,509,164)
Net income	$4,580,810	$337,203	$466,305	$5,384,318

Statement of operations for the year ended December 31, 2014:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Revenue
Rental revenue	$17,450,889	$1,708,022	$2,242,417	$21,401,328
Interest income on receivables	709,030	—	—	709,030
Total revenue	18,159,919	1,708,022	2,242,417	22,110,358
Expenses
Management fees to affiliate	499,329	37,992	104,829	642,150
Property operating	24,720	—	—	24,720
General and administrative	820,522	—	—	820,522
Acquisition-related	379,988	—	147,077	527,065
Amortization	4,452,068	432,713	497,890	5,382,671
Impairments	258,834	—	—	258,834
Total expenses	6,435,461	470,705	749,796	7,655,962
Other income and expenses
Interest expense	(6,202,788)	(756,469)	(872,590)	(7,831,847)
Loss on early extinguishment of debt	(2,905,259)	—	—	(2,905,259)
Realized loss on derivatives	(213,181)	—	—	(213,181)
Unrealized loss on derivatives	(571,359)	(16,751)	(55,371)	(643,481)
Other income and expenses	(9,892,587)	(773,220)	(927,961)	(11,593,768)
Net income	$1,831,871	$464,097	$564,660	$2,860,628
Less: Net income attributable to Predecessor	4,530,219	464,097	564,660	5,558,976
Net loss attributable to partners	$(2,698,348)	$—	$—	$(2,698,348)

Statement of operations for the year ended December 31, 2013:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Revenue
Rental revenue	$14,012,109	$1,505,912	$1,138,849	$16,656,870
Interest income on receivables	742,185	—	—	742,185
Total revenue	14,754,294	1,505,912	1,138,849	17,399,055
Expenses
Management fees to affiliate	450,462	35,100	59,346	544,908
Property operating	6,454	—	—	6,454
General and administrative	722,601	—	—	722,601
Acquisition-related	865,543	8,958	219,447	1,093,948
Amortization	3,791,440	393,453	279,231	4,464,124
Impairments	1,005,478	—	—	1,005,478
Total expenses	6,841,978	437,511	558,024	7,837,513
Other income and expenses
Interest expense	(4,345,755)	(737,518)	(323,480)	(5,406,753)
Unrealized gain on derivatives	1,279,176	213,865	—	1,493,041
Other income and expenses	(3,066,579)	(523,653)	(323,480)	(3,913,712)
Net income	$4,845,737	$544,748	$257,345	$5,647,830

Statement of operations for the year ended December 31, 2012:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Revenue
Rental revenue	$6,483,815	$1,169,841	$53,450	$7,707,106
Interest income on receivables	356,348	—	—	356,348
Total revenue	6,840,163	1,169,841	53,450	8,063,454
Expenses
Management fees to affiliate	211,329	33,962	3,260	248,551
Property operating	26,267	—	—	26,267
General and administrative	191,293	—	—	191,293
Acquisition-related	1,118,648	84,568	205,061	1,408,277
Amortization	1,452,015	263,933	22,767	1,738,715
Impairments	183,271	—	—	183,271
Total expenses	3,182,823	382,463	231,088	3,796,374
Other income and expenses
Interest expense	(1,476,207)	(481,627)	—	(1,957,834)
Unrealized loss on derivatives	(1,016,716)	(210,148)	—	(1,226,864)
Other income and expenses	(2,492,923)	(691,775)	—	(3,184,698)
Net income (loss)	$1,164,417	$95,603	$(177,638)	$1,082,382

Balance Sheet as of September 30, 2015:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	November 5, 2015)	Acquisition	Acquisition	(As Currently Reported)
Assets
Land	$6,977,145	$635,741	$649,898	$8,262,784
Real property interests	290,301,565	22,729,545	31,120,542	344,151,652
Total land and real property interests	297,278,710	23,365,286	31,770,440	352,414,436
Accumulated amortization of real property interest	(10,390,300)	(991,745)	(1,005,755)	(12,387,800)
Land and net real property interests	286,888,410	22,373,541	30,764,685	340,026,636
Investments in receivables, net	8,305,178	—	—	8,305,178
Cash and cash equivalents	273,090	—	—	273,090
Rent receivables, net	741,504	22	22,217	763,743
Due from Landmark and affiliates	2,111,822	—	—	2,111,822
Deferred loan cost, net	2,976,610	273,170	766,760	4,016,540
Deferred rent receivable	499,139	5,027	174,602	678,768
Other intangible assets, net	8,099,980	494,461	766,043	9,360,484
Other assets	150,433	—	—	150,433
Total assets	$310,046,166	$23,146,221	$32,494,307	$365,686,694
Liabilities and equity
Revolving credit facility	$164,500,000	$—	$—	$164,500,000
Secured debt facilities	—	15,175,137	24,529,851	39,704,988
Accounts payable and accrued liabilities	505,729	49,639	79,956	635,324
Other intangible liabilities, net	10,742,540	643,800	772,661	12,159,001
Prepaid rent	2,617,307	138,725	283,925	3,039,957
Derivative liabilities	2,218,717	99,899	82,261	2,400,877
Total liabilities	180,584,293	16,107,200	25,748,654	222,440,147

Equity	129,461,873	7,039,021	6,745,653	143,246,547
Total liabilities and equity	$310,046,166	$23,146,221	$32,494,307	$365,686,694

Balance Sheet as of December 31, 2014:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Assets
Land	$5,924,294	$635,741	$649,898	$7,209,933
Real property interests	231,561,354	22,729,545	31,120,542	285,411,441
Total land and real property interests	237,485,648	23,365,286	31,770,440	292,621,374
Accumulated amortization of real property interest	(7,135,676)	(710,517)	(661,191)	(8,507,384)
Land and net real property interests	230,349,972	22,654,769	31,109,249	284,113,990
Investments in receivables, net	8,665,274	—	—	8,665,274
Cash and cash equivalents	311,108	—	—	311,108
Rent receivables, net	123,767	15,419	72,829	212,015
Due from Landmark and affiliates	659,722	—	—	659,722
Deferred loan cost, net	3,985,227	421,137	913,729	5,320,093
Deferred rent receivable	344,162	3,975	135,501	483,638
Other intangible assets, net	6,101,048	562,580	866,223	7,529,851
Other assets	399,222	—	—	399,222
Total assets	$250,939,502	$23,657,880	$33,097,531	$307,694,913
Liabilities and equity
Revolving credit facility	$74,000,000	$—	$—	$74,000,000
Secured debt facilities	29,707,558	16,064,777	25,009,670	70,782,005
Accounts payable and accrued liabilities	141,508	54,002	83,948	279,458
Other intangible liabilities, net	8,938,034	730,906	855,874	10,524,814
Prepaid rent	2,029,542	161,034	349,491	2,540,067
Derivative liabilities	308,899	13,034	55,371	377,304
Total liabilities	115,125,541	17,023,753	26,354,354	158,503,648
Commitments and contingencies
Equity	135,813,961	6,634,127	6,743,177	149,191,265
Total liabilities and equity	$250,939,502	$23,657,880	$33,097,531	$307,694,913

Balance Sheet as of December 31, 2013:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Assets
Land	$2,599,745	$635,741	$118,633	$3,354,119
Real property interests	210,709,364	19,719,254	21,331,516	251,760,134
Total land and real property interests	213,309,109	20,354,995	21,450,149	255,114,253
Accumulated amortization of real property interest	(3,347,829)	(346,049)	(248,354)	(3,942,232)
Land and net real property interests	209,961,280	20,008,946	21,201,795	251,172,021
Investments in receivables, net	9,085,281	—	—	9,085,281
Cash and cash equivalents	1,037,327	—	—	1,037,327
Rent receivables, net	144,771	819	6,697	152,287
Due from Landmark and affiliates	648,701	—	—	648,701
Deferred loan cost, net	4,218,770	524,306	575,409	5,318,485
Deferred rent receivable	191,488	2,572	40,185	234,245
Derivative assets	455,561	3,717	—	459,278
Other intangible assets, net	5,611,105	568,063	697,337	6,876,505
Total assets	$231,354,284	$21,108,423	$22,521,423	$274,984,130
Liabilities and equity
Secured debt facilities	$114,280,724	$13,772,601	$11,581,885	$139,635,210
Accounts payable and accrued liabilities	945,664	69,834	21,332	1,036,830
Due to Landmark and affiliates	583,689	—	—	583,689
Other intangible liabilities, net	7,863,355	705,415	544,741	9,113,511
Prepaid rent	1,762,792	135,746	169,617	2,068,155
Derivative liabilities	193,101	—	—	193,101
Total liabilities	125,629,325	14,683,596	12,317,575	152,630,496
Commitments and contingencies
Equity	105,724,959	6,424,827	10,203,848	122,353,634
Total liabilities and equity	$231,354,284	$21,108,423	$22,521,423	$274,984,130

Summarized cash flows for the nine months ended September 30, 2015:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	November 5, 2015)	Acquisition	Acquisition	(As Currently Reported)
Net cash provided by operating activities	$6,776,469	$788,215	$1,028,118	$8,592,802
Net cash used in investing activities	(93,341,094)	—	—	(93,341,094)
Net cash provided by (used in) financing activities	86,526,607	(788,215)	(1,028,118)	84,710,274

Summarized cash flows for the nine months ended September 30, 2014:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	November 5, 2015)	Acquisition	Acquisition	(As Currently Reported)
Net cash provided by operating activities	$7,352,576	$726,459	$923,693	$9,002,728
Net cash used in investing activities	(1,894,976)	(2,955,000)	(10,210,230)	(15,060,206)
Net cash provided by (used in) financing activities	(6,017,658)	2,228,541	9,286,536	5,497,419

Summarized cash flows for the year ended December 31, 2014:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Net cash provided by operating activities	$11,206,251	$997,348	$1,372,755	$13,576,354
Net cash used in investing activities	(5,546,342)	(2,955,000)	(10,210,230)	(18,711,572)
Net cash provided by (used in) financing activities	(6,386,128)	1,957,652	8,837,475	4,408,999

Summarized cash flows for the year ended December 31, 2013:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Net cash provided by operating activities	$9,633,574	$831,197	$700,679	$11,165,450
Net cash used in investing activities	(27,809,401)	—	(11,731,809)	(39,541,210)
Net cash provided by (used in) financing activities	(6,034,983)	(831,197)	11,031,130	4,164,950

Summarized cash flows for the year ended December 31, 2012:

		Pre-Acquisition	Pre-Acquisition	The Partnership
	The Partnership	results of the	results of the	and the
	(As Previously Reported	Fund C	Fund F	Acquired Funds
	December 2, 2015)	Acquisition	Acquisition	(As Currently Reported)
Net cash provided by operating activities	$3,934,976	$806,764	$(93,397)	$4,648,343
Net cash used in investing activities	(63,953,318)	(5,657,002)	(7,457,466)	(77,067,786)
Net cash provided by financing activities	85,107,920	4,850,238	7,550,863	97,509,021